Preferred and Common Stock - Summary of Changes in Number of Issued Shares of Common Stock (Detail)	12 Months Ended
Mar. 31, 2019 shares
Class of Stock [Line Items]
Balance at beginning of period	25,389,644,945
Issuance of new shares of common stock due to exercise of stock acquisition rights	2,854,000
Balance at end of period	25,392,498,945